UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22750

USFS Funds Trust
(Exact name of registrant as specified in charter)

11270 West Park Place
Suite 1025
Milwaukee, WI 53224
 (Address of principal executive offices) (Zip code)

Pennant Management, Inc.
(Name and address of agent for service)

11270 West Park Place, Suite 1025
Milwaukee, Wisconsin 53224
(877) 299-8737

Registrant's telephone number, including area code: (877) 299-8737

Date of fiscal year end: December 31, 2014

Date of reporting period:  March 31, 2014

Item 1. Schedule of Investments.

USFS Funds Limited Duration Government Fund
March 31, 2014 (Unaudited)

SECTOR WEIGHTINGS (Unaudited)†
50.8% U.S. Government Agency Mortgage-Backed Obligations
36.1% Small Business Administration (SBA)
7.6% Short-Term Investments
4.7% Certificates of Deposit
0.8% U.S. Government Agency Obligations

† Percentages are based on total investments.

SCHEDULE OF INVESTMENTS
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS - 50.6%
	Face
Description	Amount	Value
Federal Home Loan Mortgage Corp. (FHLMC)
5.250%, 05/15/17	$49,238	$49,566
4.500%, 08/15/27	16,843	16,861
4.000%, 04/01/14	396	396
4.000%, 05/01/14	10,410	10,380
2.734%, 07/01/37 (A)	91,156	97,160
2.711%, 06/01/36 (A)	292,995	315,244
2.532%, 09/01/35 (A)	273,086	290,804
2.495%, 01/01/36 (A)	148,429	156,854
2.280%, 01/01/35 (A)	256,989	268,388
2.020%, 11/01/35 (A)	415,043	442,463
2.000%, 09/15/39	572,990	580,593
2.000%, 11/15/40	868,442	855,477
Federal National Mortgage Association (FNMA)
5.548%, 07/01/36 (A)	107,140	115,530
5.000%, 04/25/34	165,696	178,481
5.000%, 11/25/49	99,849	107,098
4.500%, 05/01/14	753	753
4.000%, 05/01/19	126,409	129,895
3.000%, 11/01/20	419,771	436,019
2.711%, 06/25/44 (A)	830,583	870,926
2.500%, 07/25/24	140,083	141,584
2.500%, 01/01/37 (A)	128,666	136,658
2.373%, 01/01/34 (A)	172,734	184,751
2.220%, 07/01/35 (A)	101,513	107,416
2.088%, 06/01/35 (A)	529,278	558,874
2.021%, 12/01/35 (A)	494,226	522,746
2.000%, 10/25/30	631,298	625,959
2.000%, 08/25/41	828,942	822,126
1.950%, 06/01/37 (A)	122,848	130,892
1.925%, 03/01/34 (A)	195,955	210,107
1.885%, 02/01/33 (A)	160,841	174,233
1.500%, 03/25/28	382,991	367,357
0.631%, 03/25/27 (A)	616,752	603,347

Government National Mortgage Association (GNMA)
5.000%, 08/15/18	89,582	95,682
5.000%, 10/15/18	153,647	163,346
4.500%, 08/15/18	214,270	224,429
4.500%, 08/20/19	68,800	72,778
4.500%, 06/16/37	473,916	506,373
4.500%, 06/20/39	304,555	324,685
4.000%, 09/15/18	161,373	170,886
4.000%, 09/15/18	128,170	135,726
4.000%, 12/15/18	76,334	80,834
4.000%, 06/20/33	467,117	492,846
4.000%, 11/16/38	496,534	522,133
4.000%, 12/20/38	474,160	498,847
4.000%, 05/16/39	159,482	167,767
4.000%, 08/20/39	287,889	302,685
4.000%, 10/20/39	300,802	316,315
3.500%, 04/20/40 (A)	52,342	54,756
3.250%, 11/20/39	159,785	164,112
3.000%, 11/20/38	511,602	532,513
3.000%, 09/16/39	198,878	204,550
2.500%, 12/16/25	1,017,373	1,029,365
2.500%, 06/20/38	449,705	458,663
2.500%, 08/20/39	566,845	574,538
2.000%, 05/20/40	704,299	686,402
2.000%, 09/20/43 (A)	233,966	240,187
1.625%, 04/20/23 (A)	85,167	88,576
1.625%, 11/20/23 (A)	283,770	295,763
1.625%, 11/20/27 (A)	220,721	230,076
1.625%, 11/20/29 (A)	231,544	241,365
1.250%, 08/20/27	184,441	173,293
National Credit Union Administration (NCUA)
1.840%, 10/07/20	218,374	220,172
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS
(Cost $18,589,661)		18,778,601

SMALL BUSINESS ADMINISTRATION (SBA) - 35.9%
Small Business Administration Pass-Through Agency (SBA)
7.100%, 02/01/17	3,691	3,875
4.265%, 05/25/14 (A)	2,977	2,977
3.875%, 02/25/25 (A)	26,421	28,899
3.625%, 10/25/24 (A)	11,072	11,933
3.625%, 10/25/25 (A)	17,124	18,407
3.375%, 09/25/25 (A)	21,996	22,980
3.125%, 07/25/21 (A)	3,049	3,131
3.125%, 06/25/25 (A)	10,910	11,669
2.575%, 11/25/14 (A)	36,145	36,016
2.000%, 06/25/31 (A)	895,882	940,528
1.750%, 03/25/31 (A)	878,796	921,771
1.625%, 04/25/16 (A)	3,957	3,919
1.625%, 10/25/18 (A)	15,846	15,760
1.400%, 09/25/32 (A)	726,099	751,187
1.375%, 09/25/17 (A)	2,401	2,416

1.250%, 11/25/17 (A)	98,086	98,611
1.250%, 12/25/17 (A)	103,855	104,419
1.250%, 02/25/18 (A)	58,403	59,344
1.250%, 02/25/18 (A)	232,787	234,090
1.250%, 04/25/18 (A)	65,076	65,450
1.250%, 05/25/18 (A)	68,503	68,902
1.250%, 07/25/25 (A)	742,792	745,076
1.000%, 08/25/18 (A)	144,813	145,156
1.000%, 09/25/21 (A)	136,033	136,374
1.000%, 11/25/24 (A)	93,310	93,711
1.000%, 10/25/31 (A)	1,230,106	1,244,434
1.000%, 11/25/33 (A)	255,420	258,687
1.000%, 07/25/34 (A)	246,205	249,441
0.875%, 10/25/21 (A)	108,626	108,808
0.875%, 01/25/25 (A)	134,684	135,183
0.820%, 06/25/34 (A)	669,537	674,260
0.800%, 05/25/18 (A)	544,577	543,670
0.750%, 11/25/20 (A)	338,752	338,595
0.750%, 08/25/22 (A)	309,060	308,856
0.750%, 08/25/22 (A)	805,761	805,229
0.750%, 10/25/24 (A)	815,161	815,485
0.740%, 03/25/25 (A)	310,668	310,785
0.720%, 04/25/28 (A)	522,442	522,484
0.700%, 02/25/30 (A)	290,927	290,643
0.625%, 01/25/27 (A)	465,887	464,890
0.625%, 03/25/30 (A)	296,097	295,027
0.600%, 09/25/30 (A)	542,323	539,734
0.570%, 09/25/31 (A)	475,276	472,399
0.570%, 11/25/31 (A)	420,424	417,872
TOTAL SMALL BUSINESS ADMINISTRATION (SBA)
(Cost $13,197,281)		13,323,083

U.S. GOVERNMENT AGENCY OBLIGATIONS - 0.8%
Federal Home Loan Mortgage Corp. (FHLMC)
1.000%, 02/28/24 (B)	300,000	298,798
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $300,000)		298,798

CERTIFICATES OF DEPOSIT - 4.7%
Ally Bank, 1.100%, 08/17/15	248,000	249,638
BMW Bank of North America, 0.850%, 06/08/15	248,000	248,969
Discover Bank, 1.150%, 08/24/15	248,000	249,647
FirstBank Puerto Rico, 0.800%, 12/08/14	248,000	248,643
GE Capital Bank, 1.000%, 07/14/14	248,000	248,380
GE Capital Retail Bank, 1.000%, 07/14/14	248,000	248,380
Goldman Sachs Bank USA, 0.900%, 06/05/15	248,000	248,618
TOTAL CERTIFICATES OF DEPOSIT
(Cost $1,736,000)		1,742,275

SHORT-TERM INVESTMENTS - 7.5%	Face Amount/
	Shares	Value
Repurchase Agreements - 7.0%
First Farmers Financial, LLC Repurchase Agreement, 1.75%, 04/01/2014 (C)
(collateralized by federally guaranteed portion of USDA loan to Mouring
West Holdings, LLC, face amount of $2,680,000,
5.000%, due 02/01/2044) (Cost $2,614,634)	2,614,634	2,614,634

Investment Companies - 0.5%
Short Term Treasury Investment, 0.01% (D)
(Cost $183,020)	183,020	183,020
TOTAL SHORT-TERM INVESTMENTS
(Cost $2,797,654)		2,797,654

TOTAL INVESTMENTS - 99.5%
(Cost $36,620,596)		$36,940,411

Percentages are based on Net Assets of $37,130,003.

(A)	Variable rate security - Rate disclosed is the rate in effect on March 31, 2014.
(B)	Step Bond - The rate reflected on the Schedule of Investments is the effective yield on March 31, 2014.
(C)	This repurchase agreement has an automatic rollover term which automatically enters the Fund into a new overnight repurchase agreement with substantially the same terms unless notice of termination is given to the seller.
(D)	The rate reported is the 7-day effective yield as of March 31, 2014.

USFS Funds Tactical Asset Allocation Fund
March 31, 2014 (Unaudited)

SECTOR WEIGHTINGS (Unaudited)†
28.4% Exchanged Traded Funds
26.3% Manufacturing
14.9% Information
10.5% Mining, Oil & Gas
9.7% Finance & Insurance
4.8% Transportation
3.7% Short-Term Investment
1.7% Services

† Percentages are based on total investments.

SCHEDULE OF INVESTMENTS
COMMON STOCKS - 67.9%

Description	Shares	Value
Finance & Insurance - 9.7%
Aetna	10,108	$757,797
Blackstone Group LP (B)	5,100	169,575
Federated Investors	23,020	703,031
		1,630,403
Information - 14.9%
Automatic Data Processing	9,531	736,365
International Business Machines	3,445	663,128
NCR	8,000	292,400
QUALCOMM	10,437	823,062
		2,514,955
Manufacturing - 26.3%
Air Products & Chemicals	6,325	752,928
Caterpillar	7,000	695,590
DuPont	11,034	740,381
Lockheed Martin	3,781	617,211
Lorillard	13,504	730,296
LyondellBasell	4,690	417,129
Northrop Grumman	3,850	475,013
		4,428,548
Mining, Oil & Gas - 10.5%
Barrick Gold	9,000	160,470
ConocoPhillips	9,196	646,938
Continental Resources	2,500	310,675
Energy Transfer Partners LP (B)	12,254	659,143
		1,777,226
Services - 1.7%
Starbucks	4,000	293,520
Transportation - 4.8%
Union Pacific	4,335	813,506
TOTAL COMMON STOCK (Cost $9,087,337)		11,458,158

EXCHANGE TRADED FUND - 28.4%
SPDR S&P 500 ETF Trust
(Cost $4,346,467)	25,660	4,799,446
SHORT-TERM INVESTMENT - 3.7%
Short Term Treasury Investment, 0.01% (A)
(Cost $619,123)	619,123	619,123

TOTAL INVESTMENTS - 100.0%
(Cost $14,052,927)		$16,876,727

Percentages are based on Net Assets of $16,873,739.

(A)	The rate reported is the 7-day effective yield as of March 31, 2014.
(B)	Security is considered a Master Limited Partnership. At March 31, 2014, these securities amounted to $828,718 or 4.9% of Net Assets.
ETF – Exchange Traded Fund
LP – Limited Partnership
SPDR – Standard & Poor's Depositary Receipt

USFS Funds Trust
March 31, 2014 (Unaudited)

Security Valuation
In accordance with GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

Level 2 – Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.); and

Level 3 – Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

The following is a summary of the inputs used as of March 31, 2014 when valuing the Fund’s investments:

USFS Funds Limited Duration Government Fund

Investments in Securities	Level 1	Level 2	Level 3	Total

U.S. Government Agency Mortgage-Backed Obligations	$-	$18,778,601	$-	$18,778,601
Small Business Administration (SBA)	-	13,323,083	-	13,323,083
U.S. Government Agency Obligations	-	298,798	-	298,798
Certificates of Deposit	-	1,742,275	-	1,742,275
Short-Term Investment	183,020	2,614,634	-	2,797,654
Total Investments in Securities	$183,020	$36,757,391	$-	$36,940,411

As of March 31, 2014, all of the investments held in the USFS Funds Tactical Asset Allocation Fund are Level 1. For details of investment classifications, reference the Schedules of Investments.

During the three month period ended March 31, 2014, there have been no transfers between Level 1 and Level 2 assets and liabilities and there have been no transfers between Level 2 and Level 3 assets and liabilities. For the three month period ended March 31, 2014, there were no Level 3 securities. For the three month period ended March 31, 2014, there have been no significant changes to the Funds’ fair valuation methodologies.

Derivative Contracts
In accordance with the authoritative guidance under GAAP, the Funds disclose: a) how and why they use derivative instruments, b) how derivative instruments and related hedged items are accounted for and c) how derivative instruments and related hedged items affect their financial position, financial performance and cash flows as follows:

USFS Funds Trust
March 31, 2014 (Unaudited)

The USFS Funds Tactical Asset Allocation Fund invests in financial options contracts that seek to protect a position within its portfolio through hedging techniques. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options that expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss.

The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. Option contracts also involve the risk that they may not work as intended due to unanticipated developments in market conditions or other causes.

Finally, for written options, the risk exists that losses could exceed amounts disclosed in these schedules.

The USFS Funds Tactical Asset Allocation Fund did not hold any written option contracts on March 31, 2014.  Transactions in option contracts written for the USFS Funds Tactical Asset Allocation Fund for the three month period ended March 31, 2014, were as follows:

	Number of
	Contracts	Premiums
Outstanding at January 1, 2014	(530)	$(86,985)
Options written	(185)	(20,833)
Options closed	565	95,673
Options expired	-	-
Options exercised	150	12,145
Outstanding at March 31, 2014	-	$-

Tax Footnote
At March 31, 2014, the cost of investment securities for tax purposes was as follows*:
	USFS Funds Limited Duration Government Fund	USFS Funds Tactical Asset Allocation Fund
Cost of investments	$36,620,596	$14,052,927

Gross unrealized appreciation	372,609	2,831,346
Gross unrealized depreciation	(52,794)	(7,546)
Net unrealized appreciation	$319,815	$2,823,800

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

USFS Funds Trust

By (Signature and Title)  /s/ Mark Elste
                                                  Mark Elste, President and Chief Executive Officer

Date    4/30/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Mark Elste
                                                    Mark Elste, President and Chief Executive Officer

Date    4/30/2014

By (Signature and Title)* /s/ Walter Yurkanin
                                                   Walter Yurkanin, Treasurer and Principal Financial Officer

Date    4/30/2014

* Print the name and title of each signing officer under his or her signature.